Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total
Balance at beginning of period at Dec. 31, 2019	$ 5,390.7	$ 14.2	$ (178.3)	$ (164.4)	$ 5,062.2
Net income (loss)				(4.4)	(4.4)
Other comprehensive (loss) income			(32.5)		(32.5)
Total comprehensive (loss) income					(36.9)
At-the-market equity offering	112.3				112.3
Exercise of stock options	7.9	(1.9)			6.0
Share-based payments		2.8			2.8
Dividend reinvestment plan	21.0				21.0
Dividends declared				(97.0)	(97.0)
Balance at end of period at Jun. 30, 2020	5,531.9	15.1	(210.8)	(265.8)	5,070.4
Balance at beginning of period at Dec. 31, 2019	5,390.7	14.2	(178.3)	(164.4)	5,062.2
At-the-market equity offering	133.7
Exercise of stock options	9.7
Vesting of restricted share units	3.7
Dividend reinvestment plan	42.3
Balance at end of period at Dec. 31, 2020	5,580.1	14.0	(115.9)	(34.4)	5,443.8
Net income (loss)				346.8	346.8
Other comprehensive (loss) income			92.4		92.4
Total comprehensive (loss) income					439.2
Exercise of stock options	0.4	(0.1)			0.3
Share-based payments		3.2			3.2
Transfer of gain on disposal of equity investments at FVTOCI			(7.0)	7.0
Dividend reinvestment plan	19.5				19.5
Dividends declared				(106.5)	(106.5)
Balance at end of period at Jun. 30, 2021	$ 5,600.0	$ 17.1	$ (30.5)	$ 212.9	$ 5,799.5